INCOME TAXES - Company's valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Federal Statutory Rate	$ (1,824)	$ (1,970)
Permanent Differences	167	153
Research and Development	(195)	(76)
State Income Tax	79	388
Change in Valuation Allowance	1,824	347
Deferred True Up	$ (51)	$ 1,158